Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax™ AAPL Option Income Strategy ETF (APLY)

YieldMax™ ABNB Option Income Strategy ETF (ABNY)

YieldMax™ ADBE Option Income Strategy ETF (ADBY)

YieldMax™ AI Option Income Strategy ETF (AIYY)

YieldMax™ AMD Option Income Strategy ETF (AMDY)

YieldMax™ AMZN Option Income Strategy ETF (AMZY)

YieldMax™ BA Option Income Strategy ETF (BAYY)

YieldMax™ BIIB Option Income Strategy ETF (BIYY)

YieldMax™ BRK.B Option Income Strategy ETF (YBRK)

YieldMax™ COIN Option Income Strategy ETF (CONY)

YieldMax™ DIS Option Income Strategy ETF (DISO)

YieldMax™ GOOGL Option Income Strategy ETF (GOOY)

YieldMax™ INTC Option Income Strategy ETF (INYY)

YieldMax™ JPM Option Income Strategy ETF (JPMO)

YieldMax™ META Option Income Strategy ETF (FBY)

YieldMax™ MRNA Option Income Strategy ETF (MRNY)

YieldMax™ MSFT Option Income Strategy ETF (MSFO)

YieldMax™ NFLX Option Income Strategy ETF (NFLY)

YieldMax™ NKE Option Income Strategy ETF (NKEY)

YieldMax™ NVDA Option Income Strategy ETF (NVDY)

YieldMax™ ORCL Option Income Strategy ETF (ORCY)

YieldMax™ PYPL Option Income Strategy ETF (PYPY)

YieldMax™ ROKU Option Income Strategy ETF (ROKY)

YieldMax™ SNOW Option Income Strategy ETF (SNOY)

YieldMax™ SQ Option Income Strategy ETF (SQY)

YieldMax™ TGT Option Income Strategy ETF (TGTY)

YieldMax™ TSLA Option Income Strategy ETF (TSLY)

YieldMax™ XOM Option Income Strategy ETF (XOMO)

YieldMax™ ZM Option Income Strategy ETF (ZMY)

Each listed on NYSE Arca, Inc.

January 6, 2025

Supplement to the Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2024,

and where applicable a Fund’s Summary Prospectus

Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Effective January 1, 2025, the Funds’ investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), each Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Funds. The Adviser will assume full management responsibilities for the Funds. Jay Pestrichelli, a key member of each Fund’s portfolio management team previously employed by ZEGA, will continue to serve as a portfolio manager for each Fund, now as an employee of the Adviser. There are no other portfolio manager changes for the Funds.

This transaction will not result in any changes to any of the Funds’ investment objectives, principal investment strategies, or fees. Each Fund will continue to be managed in accordance with its stated policies and objectives, ensuring continuity for shareholders.

All references to “ZEGA” and the “Sub-Adviser” in each Summary Prospectus, Prospectus, and SAI are hereby updated to refer to the “Adviser.”

Please retain this Supplement for future reference.

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